Commitments and Contingencies	9 Months Ended
Sep. 30, 2019
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

12. Commitments and Contingencies

Operating lease agreements

In October 2016, the Company entered into a lease agreement for laboratory space in Foster City, California, United States. The lease had a term of 5 years and originally terminated in October 2021.  The annual rental expense approximated $0.2 million. The Company was provided with one month of free rent upon inception of the lease. In June 2019, the Company assigned the lease to a third-party and were relieved of future payment obligations under the lease. Costs associated with the termination of the lease were not material.

In November 2017, the Company entered into a lease agreement for laboratory space in Menlo Park, California, United States. The lease terminates in November 2020. The annual rental expense approximates $0.8 million. The Company was provided with one month of free rent.

In January 2018, the Company entered into a lease agreement for office space in London, United Kingdom, which terminates in January 2023. The annual rental expense approximates $0.8 million.

In March 2018, the Company entered into a lease agreement for office space in Boston, Massachusetts, United States, which terminates in September 2022. The annual rental expense approximates $0.3 million.

In December 2018, the Company leased additional office space in London, United Kingdom, which terminates in January 2023.    The annual rental expense approximates $0.1 million.

In January 2019, the Company leased additional office and laboratory space in Menlo Park, California, United States, which terminates in December 2020. The annual rental expense approximates $0.1 million.

The Company recorded rent expense totaling $1.2 million and $3.8 million for the three months and nine months ended September 30, 2019, respectively. The Company recorded rent expense totaling $0.5 million and $1.7 million for the three months and nine months ended September 30, 2018, respectively.

Fremont lease agreement

In December 2018, the Company leased manufacturing and office space in Fremont, California, which terminates in May 2030. The annual rent expense approximates $2.4 million. The Company was provided with 8 months of free rent. Subject to the terms of the lease agreement, the Company executed a $3.0 million letter of credit upon signing the lease, which may be reduced by 25% subject to reduction requirements specified therein. This amount is classified as restricted cash on the condensed consolidated balance sheet.

The Company intends to perform non-normal tenant improvements to the property to customize the facility to suit the Company’s unique manufacturing needs. The Company is responsible for paying directly the costs associated with the construction project and as such the Company will be deemed for accounting purposes only to be the owner of the construction project, even though it is not the legal owner. As of September 30, 2019, the Company has not broken ground or incurred significant soft costs associated with the construction. The lease provides for approximately $5.0 million in tenant improvement allowances to be reimbursed to the Company by the landlord, which will be amortized into rental expense over the term of the lease.

Upon the start of construction, the Company is required to deposit $10.0 million in an escrow account. Subject to the terms of the lease and reduction provisions, this amount may be decreased to nil over time. As of September 30, 2019, the Company has no funds deposited in the escrow account.

Other funding commitments

The Company has entered into several license agreements (Note 9). The Company’s obligations in connection with these agreements include requirements to pay royalties on future sales of specified products, make annual license maintenance payments and make payments upon the achievement of certain milestones not met as of September 30, 2019 and December 31, 2018.

Commitment with contract manufacturing organization

The Company has entered into agreements with contract manufacturing organizations relating to the provision of manufacturing services and purchase of clinical material to be used in clinical trials that include minimum purchase commitments. As of September 30, 2019, and December 31, 2018, there was $2.2 million and $0.8 million included within prepayments related to prepaid instalments against these minimum commitments. The Company is committed to make further payments totaling $10.1 million between October 2019 and March 2022.

Legal proceedings

The Company is not a party to any material litigation and does not have contingency reserves established for any litigation liabilities.